Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
13. Income Taxes
For the years ended December 31, 2022 and 2021, the Company recorded no current or deferred income tax expenses or benefits as it has incurred losses since inception and has provided a full valuation allowance against its deferred tax assets.

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years Ended December 31,
	2022	2021
Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	2.2%	6.3%
Research tax credits	2.2%	2.5%
Other	-3.0%	-0.1%
Increase in deferred tax asset valuation allowance	-22.4%	-29.7%

Effective income tax rate	0.0%	0.0%

The following table provides a summary of net deferred tax assets (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$5,383	$4,651
Tax credit carryforwards	1,120	483
Capitalized research and development costs	4,315	—
Accrued expenses	484	57
Share-based compensation	273	4
Lease liabilities	183	—
Organizational costs	4	5

Gross deferred tax assets	11,762	5,200
Valuation allowance	(11,566)	(5,194)

Total deferred tax assets	196	6
Deferred tax liabilities:
Right-of-use lease assets	(189)	—
Prepaid expenses	(7)	(6)

Net deferred tax assets	$—	$—

As of December 31, 2022, the Company had federal net operating loss carryforwards of approximately $24.5 million, all of which have no expiration date and can be carried forward indefinitely; however, they are limited to a deduction to 80% of annual taxable income. The Company had state tax net operating loss carryforwards of approximately $20.1 million, which begin to expire in 2038.
In assessing the realizability of the net deferred tax assets, management considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of the net operating loss carryforwards. Management believes that it is more likely than not that the Company’s deferred income tax assets will not be realized.

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2022 and 2021 related primarily to the increase in net operating loss carryforwards, capitalized research and development expenses and research tax credit carryforwards. During the year ended December 31, 2022, capitalized research and development expenses increased pursuant to Section 174 of the Internal Revenue Code of 1986, as amended (the “Code”). The changes in the valuation allowance for the years ended December 31, 2022 and 2021 and were as follows (in thousands):

	Years Ended December 31,
	2022	2021
Valuation allowance as of beginning of year	$5,194	$1,307
Net increases recorded to income tax provision	6,372	3,887

Valuation allowance as of end of year	$11,566	$5,194

Net operating loss carryforwards are subject to review and possible adjustment by the Internal Revenue Service and may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50% as defined under Sections 382 and 383 in the Code, which could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the Company’s value immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has not yet conducted a study to determine if any such changes have occurred that could limit the ability to use the net operating loss carryforwards.
The Company has not recorded any liabilities for unrecognized tax benefits as of December 31, 2022 or 2021. The Company will recognize interest and penalties related to uncertain tax positions, if any, in income tax expense. As of December 31, 2022 and 2021, the Company had no accrued interest or penalties related to uncertain tax positions.